Financial instruments (Schedule of Fair Value of Financial Instruments) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 14,066	$ 14,895	$ 14,909
Amounts receivable	845	1,337
Accounts payable and accrued liabilities	6,157	7,575
Amounts due to directors	60	49
Long-term debt	8,373	8,069
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,066	14,895
Amounts receivable	439	780
Accounts payable and accrued liabilities	6,142	7,557
Amounts due to directors	60	49
Long-term debt	8,461	8,150
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,066	14,895
Amounts receivable	439	780
Accounts payable and accrued liabilities	6,142	7,557
Amounts due to directors	60	49
Long-term debt	$ 8,461	$ 8,150